20. Employees benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfEmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligations	R$ (6,113,349)	R$ (5,138,445)	R$ (4,863,718)
Fair value of the plan's assets	2,752,417	2,168,436	1,931,380
Liability as per statement of financial position - pension obligations	(3,360,932)	(2,970,009)
G1 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligations	(3,067,094)	(2,532,338)	(2,319,841)
Fair value of the plan's assets	2,752,417	2,168,436	1,931,380
Liability as per statement of financial position - pension obligations	(314,677)	(363,902)
G0 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligations	(3,046,255)	(2,606,107)	(2,543,877)
Fair value of the plan's assets	0	0	R$ 0
Liability as per statement of financial position - pension obligations	R$ (3,046,255)	R$ (2,606,107)